Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreement	As of June 30, 2024, future minimum lease payments under non-cancelable operating lease agreement are as follows:
Twelve Months ended June 30,	Lease expense
2025	52,012
Total	52,012